7. Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Common Stock

NOTE 7 – COMMON STOCK

The Board of Directors of the Company approved a one for twenty reverse stock split that became effective September 25, 2018. The effect of this reverse stock split has been retroactively reflected in these financial statements.

As of June 30, 2018, the Company was authorized to issue 600,000,000 shares of $0.001 par value per share Common Stock, of which 50,641,277 and 47,043,304 shares were issued outstanding as of June 30, 2018, and December 31, 2017, respectively.

During the six months ended June 30, 2018, the Company issue  3,211,108 shares of Common Stock for $1,524,350 in cash in connection with a private placement offering.

During the six months ended June 30, 2018, option holders exercised 296,865 options at $0.11 per share of common stock for $31,806.

During the six months ended June 30, 2018, the Company issued 90,000 shares of common stock in exchange for strategic advisory services.  The fair value of the stock compensation was $39,177 of which $13,059 was recognized in general and administrative expenses for the three and six months ended June 30, 2018 with the remainder in prepaid assets for future services.

The Board of Directors of the Company approved a one for twenty reverse stock split that became effective September 25, 2018. The effect of this reverse stock split has been retroactively reflected in these financial statements.

As of December 31, 2017, the Company was authorized to issue 600,000,000 shares of $0.001 par value per share Common Stock, of which 47,043,268 and 12,060,367 shares were issued outstanding as of December 31, 2017 and 2016, respectively. On October 17, 2017, the Company filed the Amendment with the Secretary of State of Nevada, which also increased the authorized common shares from 66,666,667 shares to 600,000,000 shares.

Year Ended December 31, 2017

The Company conducted three private offerings which closed during the year ended December 31, 2017 as summarized below.

Investor Offering

The first private offering was offered to investors (the “Investor Offering”), in which the Company sold units (the “Units”) which consisted of four (4) shares of the Company’s common stock and warrants to purchase one (1) additional share of common stock. The per Unit price was $0.12, and the exercise price for the warrants is $0.45. The warrants cannot be exercised until two years from the purchase date (subject to certain conditions), and expire four years after the purchase date.

As of the closing of the Investor Offering, the Company had sold an aggregate of 26,215,499 post-split shares of its common stock in the Investor Offering and issued warrants to purchase an additional 6,553,860 post-split shares of its common stock.

Employee/Consultant Offering

The second private offering was offered to employees and consultants of the Company (the “Employee Offering”), in which the Company sold shares of its common stock at a purchase price of $0.03 per share, the same price as in the Investor Offering; however, there were no warrants in the Employee Offering. The shares sold in the Employee Offering include restrictions on their resale, and the Company reserved the right to repurchase the shares (the “Repurchase Right”) on terms as agreed between the Company and the employee or consultant. Per the Employee and Consultant Share Purchase Agreement, the Company’s Repurchase Rights will terminate (subject to certain conditions) following a term of not less than 5 months or more than 36 months from the purchase date.

As of the date of the closing of the Employee Offering, the Company had sold an aggregate of 5,201,333 shares of its common stock in the Employee Offering.

The aggregate amount raised by the Company in the Investor Offering and the Employee Offering as of the closing of the two offerings was $942,502.

The foregoing summary of the terms and conditions of the Employee Offering does not purport to be complete, and is qualified in its entirety by reference to the full text of the Employee and Consultant Share Purchase Agreement which was filed as an exhibit to a Current Report on Form 8-K filed on July 25, 2017.

The securities offered and sold and to be sold by the Company in the Investor Offering and the Employee Offering were not and will not be registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements.

The Investor Offering and the Employee Offering were made in reliance on the private offering exemption of Section 4(a)(2) of the Securities Act and/or the private offering safe harbor provisions of Rule 506 of Regulation D based on the following factors: (i) the number of offerees or purchasers, as applicable, (ii) the absence of general solicitation, (iii) investment representations obtained from the security holders in each of the transactions, (iv) the provision of appropriate disclosure, and (v) the placement of restrictive legends on the certificates reflecting the securities.

Prior Private Offering

Also, during year ended December 31, 2017, pursuant to another private placement offering conducted and closed earlier in the calendar year (the “Prior Private Offering”). The Company issued 2,342,924 post-split shares of common stock for gross proceeds of $1,215,750.

On March 10, 2017, the Company issued 83,300 pre-split shares/27,768 post-split shares of the Company’s common stock to the holders of the Convertible Notes as part of the modification and settlement of the notes, fair-valued at $183,260.

Pre-Launch Offering

The Company commenced a private placement offering of shares of its common stock (the “Pre-launch Offering”) in the fourth quarter of 2017. As of year-end the Company had sold a total of 1,195,385 shares of the Company's Common Stock for net proceeds of $777,000 in the Pre-launch Offering.

Year Ended December 31, 2016

On June 5, 2016, EveryStory issued 88,000 shares of its common stock, which were exchanged for 616,133 shares of Dthera common stock for the purchase agreement for an SIT Patent for a value of $58,960.

On August 3, 2016, EveryStory issued 10,000 shares of its common stock, which exchanged for 70,015 shares of Dthera common stock, for a value of $6,700 of accrued interest.

On September 15, 2016, EveryStory issued 25,000 shares of its common stock, which were exchanged for 175,038 shares of Dthera common stock valued at $16,750 for services.

On September 16, 2016, EveryStory issued 37,500 shares of its common stock, which were exchanged for 263,325 shares of Dthera common stock valued at $25,125 in settlement of $60,000 of accrued consulting fees. This resulted in a gain on settlement of $34,874.

On September 21, 2016, as part of the A&R Agreement, EveryStory issued 625,033 shares of its common stock, which were exchanged for 4,388,997 shares of Dthera common stock, for the conversion of debt for a value of $730,174. In connection with the A&R Agreement, the parties agreed that the prior shareholders of the Company would own an aggregate of 16,000,000 post-split shares of the Company’s common stock as part of the agreement totaling $56,354. The reverse stock split is discussed in more detail in Note 1 above.

From November to December 2016 the Company issued 314,500 shares of common stock at $0.20 per share for cash proceeds of $62,900, pursuant to the private placement offering.